Other assets - Investments in non-listed equity instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other assets
Investments in non-listed equity instruments	€ 0	€ 0	€ 307
Fair value adjustment through OCI - Equity instruments	3	(331)	(92)
Investments in non-listed equity instruments
Other assets
Investments in non-listed equity instruments			307
AM Danube BV
Other assets
Investments in non-listed equity instruments	0	0
Fair value adjustment through OCI - Equity instruments		€ (307)
African Drive NV
Other assets
Investments in non-listed equity instruments	€ 0		0
Fair value adjustment through OCI - Equity instruments			€ (92)